PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT
Schedule of details of property, plant and equipment

				Production &
			Leasehold	development	Computer	Computer	Office
	Land	Building	improvements	equipment	hardware	software	equipment	Total
COST
Balance at January 1, 2016	$374,766	$2,200,804	$118,009	$1,870,715	$431,090	$326,358	$276,245	$5,597,987
Additions during the year	—	89,263	—	409,899	28,765	128,243	—	656,170
Disposals during the year	(157,791)	(1,994,191)	(84,808)	(964,018)	(45,641)	(41,724)	—	(3,288,173)
Cumulative translation adjustment	14,926	111,679	5,447	71,521	14,933	12,265	8,526	239,297
Balance at December 31, 2016	$231,901	$407,555	$38,648	$1,388,117	$429,147	$425,142	$284,771	$3,205,281

Additions during the year	—	—	127,181	146,388	77,518	145,424	9,156	505,667
Cumulative translation adjustment	17,592	30,916	4,109	115,223	37,257	41,707	22,158	268,962
Balance at December 31, 2017	$249,493	$438,471	$169,938	$1,649,728	$543,922	$612,273	$316,085	$3,979,910

Additions during the year	—	—	—	149,583	—	40,799	—	190,382
Disposals during the year	(249,493)	(438,471)	—	(310,353)	—	—	—	(998,317)
Balance as at December 31, 2018	$—	$—	$169,938	$1,488,958	$543,922	$653,072	$316,085	$3,171,975

ACCUMULATED DEPRECIATION
Balance at January 1, 2016	$—	$335,239	$33,015	$834,027	$257,606	$268,926	$148,618	$1,877,431
Depreciation for the year	—	77,205	50,101	402,426	61,645	137,682	26,675	755,734
Disposals during the year	—	(395,674)	(57,933)	(584,186)	(29,746)	(14,779)	—	(1,082,318)
Cumulative translation adjustment	—	18,130	1,567	31,536	7,694	5,647	4,225	68,799
Balance at December 31, 2016	$—	$34,900	$26,750	$683,803	$297,199	$397,476	$179,518	$1,619,646

Depreciation for the year	—	15,484	35,702	254,794	64,166	140,652	23,747	534,545
Cumulative translation adjustment	—	3,179	3,964	60,347	24,730	33,889	14,429	140,538
Balance at December 31, 2017	$—	$53,563	$66,416	$998,944	$386,095	$572,017	$217,694	$2,294,729

Depreciation for the year	—	7,698	23,439	211,908	47,348	74,055	19,678	384,126
Disposals during the year	—	(61,261)	—	(259,247)	—	—	—	(320,508)
Balance as at December 31, 2018	$—	$—	$89,855	$951,605	$433,443	$646,072	$237,372	$2,358,347

CARRYING AMOUNTS
As at December 31, 2016	$231,901	$372,655	$11,898	$704,314	$131,948	$27,666	$105,253	$1,585,635
As at December 31, 2017	$249,493	$384,907	$103,522	$650,784	$157,827	$40,256	$98,391	$1,685,181
As at December 31, 2018	$—	$—	$80,083	$537,353	$110,479	$7,000	$78,713	$813,628